Shareholder Report, Holdings (Details) - Class R Shares	May 31, 2024
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
MasterCard, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Moodys Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Copart, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Verisk Analytics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
MSCI, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Marsh & McLennan Cos, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Cash & Othe [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ClassTF-United States
Holdings [Line Items]
Percent of Total Investments	80.90%
ClassTF-France
Holdings [Line Items]
Percent of Total Investments	6.40%
ClassTF-Canada
Holdings [Line Items]
Percent of Total Investments	5.30%
ClassTF-Ireland
Holdings [Line Items]
Percent of Total Investments	3.20%
ClassTF-Netherlands
Holdings [Line Items]
Percent of Total Investments	1.80%
ClassTF-United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.30%